Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Commitments [Line Items]
Commitments to extend credit	¥ 2,012,851	¥ 2,301,943
Commitments to invest	32,286	136,367
Liquidity facilities to central clearing counterparties [Member]
Commitments [Line Items]
Commitments to extend credit	1,135,695	1,400,076
Other commitments to extend credit [Member]
Commitments [Line Items]
Commitments to extend credit	¥ 877,156	¥ 901,867